Results From Financial Transactions - Summary of Net Fair Value Changes of Financial Investments at Fair Value Through Profit or Loss, Other Than Derivatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	€ (79)	€ 232	€ (42)
Shares [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	69	25	4
Debt securities and money market investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	(143)	127	8
Other [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	€ (5)	€ 80	€ (54)